Schedule – Unaudited Condensed Financial Information of the Parent Company (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2025
Schedule – Unaudited Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Consolidated Financial Statements	As of December 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
	As of December 31,
	2025	2024
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$6,570,829	$39
Due from related parties	150,700	155,872
Prepaid expenses and other current assets	1,950,356	2,091,888
TOTAL CURRENT ASSETS	8,671,885	2,247,799

TOTAL ASSETS	8,671,885	2,247,799

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Amounts due to related companies	5,858	5,858
Accrued expenses and other current liabilities	84,015	51,518
TOTAL CURRENT LIABILITIES	89,873	57,376

NON-CURRENT LIABILITIES
Equity loss in subsidiaries and VIE	11,711,186	3,284,501
TOTAL NON-CURRENT LIABILITIES	11,711,186	3,284,501

TOTAL LIABILITES	11,801,059	3,341,877

DEFICIT
Class A ordinary shares* (3,500,000,000 shares authorized; $0.0001 par value, 32,161,978 and 20,419,678 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	3,215	2,041
Class B ordinary shares* (1,500,000,000 shares authorized; $0.0001 par value, 6,567,272 shares issued and outstanding as of December 31, 2025 and 2024)	657	657
Subscription receivable	-	(100,000)
Additional paid-in capital	51,503,802	37,915,085
Warrant	910,593	-
Statutory reserves	2,481,963	2,477,940
Accumulated deficits	(58,029,404)	(41,389,801)
TOTAL DEFICIT	(3,129,174)	(1,094,078)

TOTAL LIABILITIES AND DEFICIT	$8,671,885	$2,247,799

*	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 23).

Schedule of Operations and Comprehensive Income
	For the years ended December 31,
	2025	2024	2023
REVENUES, NET	$-	$-	$-

COSTS OF REVENUES	543	1,652	184,617

GROSS LOSS	(543)	(1,652)	(184,617)

OPERATING EXPENSES	1,272,962	1,774,494	6,339,405

LOSS FROM OPERATIONS	(1,273,505)	(1,776,146)	(6,524,022)

OTHER EXPENSES	(6,536,390)	(5,039)	(87,468)

LOSS BEFORE EQUITY LOSS IN SUBSIDIARIES AND VIE	(7,809,895)	(1,781,185)	(6,611,490)

Equity loss in subsidiaries and VIE	(8,825,685)	(9,995,251)	(17,621,090)

NET LOSS ATTRIBUTABLE TO E-POWER INC. ORDINARY SHAREHOLDERS	(16,635,580)	(11,776,436)	(24,232,580)
COMPREHENSIVE LOSS ATTRIBUTABLE TO E-POWER INC. ORDINARY SHAREHOLDERS	$(16,635,580)	$(11,776,436)	$(24,232,580)

Schedule of Cash Flow
	For the years ended December 31,
	2025	2024	2023
Net cash used in operating activities	$(773,372)	$(1,269,634)	$(1,516,279)

Net cash (used in) provided by investing activities	(399,000)	1,071,942	878,000

Net cash provided by (used in) financing activities	7,743,162	(150,000)	-

Increase (Decrease) in cash and cash equivalents	6,570,790	(347,692)	(638,279)

Cash and cash equivalents, beginning of year	39	347,731	986,010
Cash and cash equivalents, end of year	$6,570,829	$39	$347,731